Shareholder Report, Holdings (Details) - C000099791	Oct. 31, 2025
KDAC Aviation Finance8908087
Holdings [Line Items]
Percent of Total Investments	3.20%
CSMC OA8908220
Holdings [Line Items]
Percent of Total Investments	1.90%
AIM Aviation Finance8908082
Holdings [Line Items]
Percent of Total Investments	1.60%
FHLMC POOL8908061
Holdings [Line Items]
Percent of Total Investments	1.60%
Harbour Aircraft Investments8908305
Holdings [Line Items]
Percent of Total Investments	1.40%
NY Commercial Mortgage Trust8907999
Holdings [Line Items]
Percent of Total Investments	1.40%
AASET Trust8908109
Holdings [Line Items]
Percent of Total Investments	1.20%
GS Mortgage Securities Trust8907958
Holdings [Line Items]
Percent of Total Investments	1.20%
Fortiva Retail Credit Master Note Business Trust8908269
Holdings [Line Items]
Percent of Total Investments	1.20%
Citibank Credit Card Issuance Trust8908195
Holdings [Line Items]
Percent of Total Investments	1.20%
Other Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Residential Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.60%
U.S Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Commercial Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	69.20%